Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 432,985	$ 432,820	$ 393,370
Less accumulated amortization	(229,626)	(217,342)	(200,272)
Patents, Total	203,359	215,478	193,098
Patents pending	228,826	209,019	226,420
Total intangible assets, net	$ 432,185	$ 424,497	$ 419,518